Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
NET INCOME FOR THE YEAR	$ 552,730	$ 621,313	$ 599,693
Other comprehensive income that will not be reclassified to profit or loss
Equity instruments at fair value through other comprehensive income	(18)	(1)	(113)
Income tax related to the above	5		31
Total items that will not be reclassified to the income statements	(13)	(1)	(82)
Other comprehensive income that will be reclassified to profit or loss
Debt instruments at fair value through other comprehensive income	73,689	22,223	4,826
Cash flow hedge	(96,330)	(50,238)	13,365
Income tax related to the above	6,296	7,618	(4,903)
Total items that will be reclassified to the income statements	(16,345)	(20,397)	13,288
Other comprehensive income for the year, net of tax	(16,358)	(20,398)	13,206
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	536,372	600,915	612,899
Attributable to:
Shareholders of the Bank	531,177	598,693	608,623
Non-controlling interests	$ 5,195	$ 2,222	$ 4,276